OTHER CURRENT AND NON-CURRENT ASSETS (Details) - USD ($)	Apr. 30, 2022	Oct. 31, 2021
OTHER CURRENT AND NON-CURRENT ASSETS
Prepaid professional fees (1)	$ 177,637	$ 263,030
Prepaid directors and officers' liability insurance premium		214,188
Recoverable VAT	47,703	67,105
Security deposit	48,423	66,748
Other	62,051	42,860
Current portion	245,007	465,650
Non-current portion	90,807	188,281
Total	$ 335,814	$ 653,931